Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Interest and fees on loans	$ 32,452	$ 31,098	$ 30,305
Interest on due from banks	123	26	65
Interest on investment securities:
U.S. Government sponsored enterprises	2,531	2,616	2,995
States and political subdivisions	4,454	4,600	4,677
Other	249	326	378
Total interest income	39,809	38,666	38,420
Interest expense:
NOW, MMDA & savings deposits	495	432	499
Time deposits	586	870	1,188
FHLB borrowings	1,661	1,735	2,166
Junior subordinated debentures	485	402	389
Other	44	45	45
Total interest expense	3,271	3,484	4,287
Net interest income	36,538	35,182	34,133
(Reduction of) provision for loan losses	(1,206)	(17)	(699)
Net interest income after provision for loan losses	37,744	35,199	34,832
Non-interest income:
Service charges	4,497	4,647	4,961
Other service charges and fees	890	931	1,080
Gain on sale of securities	729	0	266
Mortgage banking income	1,428	1,130	804
Insurance and brokerage commissions	632	714	701
Gain/(loss) on sales and write-downs of other real estate	64	245	(622)
Miscellaneous	5,736	5,645	4,974
Total non-interest income	13,976	13,312	12,164
Non-interest expense:
Salaries and employee benefits	19,264	18,285	17,530
Occupancy	6,765	6,288	6,251
Professional fees	2,439	1,468	1,401
Advertising	1,136	784	804
Debit card expense	1,141	988	905
FDIC insurance	494	681	739
Other	8,743	7,284	8,041
Total non-interest expense	39,982	35,778	35,671
Earnings before income taxes	11,738	12,733	11,325
Income tax expense	2,561	3,100	1,937
Net earnings	9,177	9,633	9,388
Net earnings available to common shareholders	$ 9,177	$ 9,633	$ 9,388
Basic net earnings per common share	$ 1.68	$ 1.73	$ 1.67
Diluted net earnings per common share	1.65	1.72	1.66
Cash dividends declared per common share	$ 0.38	$ 0.28	$ 0.18